Note 7 - Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]

NOTE 7 - FEDERAL INCOME TAX STATUS

The Internal Revenue Service (“IRS”) issued an opinion letter dated June 30, 2020 indicating that the prototype adopted by the Plan, as then designed, was in compliance with applicable sections of the IRC. The Plan has been amended subsequent to this opinion letter. However, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC, and therefore, believes that the Plan is qualified, and the related Trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or tax asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan management analyzed the tax positions taken by the Plan and concluded that, at December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a tax liability (or tax asset) or disclosure in the financial statements. The Plan is subject to routine audits by tax jurisdictions; however, there are currently no audits for any tax periods in progress.